This is filed pursuant to Rule 497(e).
File Nos. 333-120487 and 811-21673.
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[LOGO]

                                      THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                                       -AllianceBernstein U.S. Value Portfolio
                          - AllianceBernstein Global Research Growth Portfolio
________________________________________________________________________________
Supplement dated May 13, 2008 to the Prospectus dated December 31, 2007 of the AllianceBernstein Pooling Portfolios offering shares of AllianceBernstein U.S. Value Portfolio and shares of AllianceBernstein Global Research Growth Portfolio.

                                  * * * * *

AllianceBernstein U.S. Value Portfolio

The following information supplements certain information in the Prospectus under the heading "Management of the Portfolios - Portfolio Managers."

The Portfolio is managed by the U.S. Value Investment Policy Group. David Yuen now joins Marilyn G. Fedak, John P. Mahedy, Christopher W. Marx and John D. Phillips as the team members with the most significant responsibility for the day-to-day management of the Portfolio. Mr. Yuen is a Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2003. Mr. Yuen is also Director of Research of U.S. Large Cap Value Equities.

                                  * * * * *

AllianceBernstein Global Research Growth Portfolio

      The  following  information   supplements  certain  information  in  the
Prospectus  under  the  heading  "Management  of the  Portfolios  -  Portfolio
Managers."

David Robinson replaces Thomas A. Schmitt as a research sector head with responsibility for the day-to-day management of AllianceBernstein Global Research Growth Portfolio (the "Portfolio"). Norman M. Fidel*, Eric Hewitt, Jane
E. Schneirov, Francis X. Suozzo, Paul Vogel and Janet A. Walsh continue as research sector heads with responsibility for the day-to-day management of the Portfolio. Mr. Robinson is a Vice President of AllianceBernstein L.P. (the "Adviser") with which he has been associated in a substantially similar capacity to his current position since 2003. Prior to joining the Adviser, he was an equities analyst for Credit Suisse First Boston since March 2001.

_______________
* As stated in the Supplement dated March 6, 2008 to the Prospectus of the Portfolio, effective June 30, 2008, Steven Nussbaum, M.D. will replace Norman M. Fidel.


                                  * * * * *



This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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